UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2010

Date of reporting period: March 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein - U.S. Strategic Research Portfolio

Portfolio of Investments

March 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.9%
Information Technology - 20.3%
Communications Equipment - 4.9%
Juniper Networks, Inc.(a)	910	$27,919
QUALCOMM, Inc.	1,070	44,929

		72,848

Computers & Peripherals - 4.7%
Apple, Inc.(a)	182	42,757
NetApp, Inc.(a)	830	27,025

		69,782

Electronic Equipment, Instruments & Components - 1.1%
Agilent Technologies, Inc.(a)	465	15,991

Internet Software & Services - 1.3%
Equinix, Inc.(a)	205	19,955

Semiconductors & Semiconductor Equipment - 1.1%
Altera Corp.	655	15,923

Software - 7.2%
Intuit, Inc.(a)	470	16,140
Red Hat, Inc.(a)	1,400	40,978
Salesforce.com, Inc.(a)	405	30,152
VMware, Inc. - Class A(a)	350	18,655

		105,925

		300,424

Energy - 14.4%
Energy Equipment & Services - 6.3%
Nabors Industries Ltd.(a)	1,455	28,562
National Oilwell Varco, Inc.	680	27,594
Schlumberger Ltd.	590	37,441

		93,597

Oil, Gas & Consumable Fuels - 8.1%
Cameco Corp.	935	25,628
Consol Energy, Inc.	645	27,516
Denbury Resources, Inc.(a)	2,160	36,439
Occidental Petroleum Corp.	355	30,012

		119,595

		213,192

Industrials - 12.4%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	195	16,228

Construction & Engineering - 3.1%
Fluor Corp.	420	19,534
Shaw Group, Inc.(a)	780	26,848

		46,382

Electrical Equipment - 1.6%
ABB Ltd. (Sponsored ADR)(a)	1,105	24,133

Industrial Conglomerates - 1.1%
McDermott International, Inc.(a)	585	15,748

Machinery - 4.1%
Cummins, Inc.	380	$23,541
Danaher Corp.	280	22,375
Deere & Co.	245	14,568

		60,484

Professional Services - 1.4%
Manpower, Inc.	350	19,992

		182,967

Materials - 11.7%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	350	25,883
Monsanto Co.	370	26,425

		52,308

Metals & Mining - 6.2%
Allegheny Technologies, Inc.	440	23,755
Barrick Gold Corp.	950	36,423
Freeport-McMoRan Copper & Gold, Inc.(a)	370	30,910

		91,088

Paper & Forest Products - 2.0%
Weyerhaeuser Co.	655	29,652

		173,048

Financials - 11.1%
Capital Markets - 7.1%
Bank of New York Mellon Corp. (The)	1,125	34,740
Credit Suisse Group AG (Sponsored ADR)	430	22,093
Goldman Sachs Group, Inc. (The)	161	27,472
TD Ameritrade Holding Corp.(a)	1,145	21,824

		106,129

Diversified Financial Services - 2.2%
CME Group, Inc. - Class A	102	32,243

Real Estate Investment Trusts (REITs) - 1.8%
ProLogis	2,030	26,796

		165,168

Health Care - 10.7%
Biotechnology - 1.4%
Gilead Sciences, Inc.(a)	460	20,921

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	440	25,608

Health Care Providers & Services - 1.9%
Medco Health Solutions, Inc.(a)	430	27,761

Life Sciences Tools & Services - 5.7%
Illumina, Inc.(a)	1,030	40,067
QIAGEN NV(a)	840	19,311
Thermo Fisher Scientific, Inc.(a)	470	24,177

		83,555

		157,845

2 •

Consumer Discretionary - 8.5%
Auto Components - 1.8%
Johnson Controls, Inc.	830	$27,382

Automobiles - 1.8%
Ford Motor Co.(a)	2,085	26,208

Internet & Catalog Retail - 2.9%
Amazon.com, Inc.(a)	312	42,348

Media - 2.0%
Walt Disney Co. (The)	855	29,848

		125,786

Utilities - 4.4%
Electric Utilities - 1.1%
Exelon Corp.	390	17,086

Independent Power Producers & Energy Traders - 1.5%
Calpine Corp.(a)	1,865	22,175

Multi-Utilities - 1.8%
Sempra Energy	530	26,447

		65,708

Consumer Staples - 2.4%
Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	285	15,846

Household Products - 1.3%
Procter & Gamble Co. (The)	320	20,246

		36,092

Total Common Stocks (cost $1,379,392)		1,420,230

SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.12%(b) (cost $56,270)	56,270	56,270

Total Investments - 99.7% (cost $1,435,662)(c)		1,476,500
Other assets less liabilities - 0.3%		4,789

Net Assets - 100.0%		$1,481,289

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of March 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,633 and gross unrealized depreciation of investments was $(26,795), resulting in net unrealized appreciation of $40,838.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	–	American Depositary Receipt

3 •

AllianceBernstein - U.S. Strategic Research Portfolio

March 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,420,230	$—	$—	$1,420,230
Short-Term Investments	56,270	—	—	56,270

Total Investments in Securities	1,476,500	—	—	1,476,500
Other Financial Instruments*	—	—	—	—

Total	$1,476,500	$—	$—	$1,476,500

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 21, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	May 21, 2010